Statutory Reserves and Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Statutory Reserves and Restricted Net Assets [Abstract]
Foreign invested percentage	10.00%	10.00%
Annual after-tax profit, percentage	50.00%	50.00%
Statutory reserves	¥ 39,208	$ 5,685	¥ 31,775
Restricted net assets	¥ 394,521	$ 57,200	¥ 240,092